Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock Shares Reserved for Issuance

For outstanding RSUs, PSUs and warrants	2,233,831
For future grants under the 2016 Incentive Award Plan	3,262,941
For future grants under the Employee Share Purchase Plan	948,011
6,444,783

Restricted Stock Units Activity

A summary of the Company’s RSU activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of restricted share units granted	$121.26	$100.27	$101.79
Total fair value of restricted share units vested	$28,751	$26,711	$23,742

Summary of Warrant Activity

A summary of warrant activity during the year ended December 31, 2022, is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2021	578,405	$104.82
Granted	380,478	$138.33
Forfeited	(65,331)	$80.49
Exercised	(38,922)	$78.24
Outstanding at December 31, 2022	854,630	$122.81

Summarized Information about Warrants Outstanding

The following table summarizes information about warrants outstanding as of December 31, 2022 and 2021:

			Fair Value of
	Warrants		Warrants	Outstanding at December 31,
Grant Date	Issued	Exercise Price	Issued	2022	2021
Throughout 2017	35,382	$53.65 to $69.96	$595	—	1,521
Throughout 2018	163,995	$70.91 to $80.90	$2,591	45,024	112,756
Throughout 2019	151,008	$74.25 to $95.61	$2,634	66,977	101,977
Throughout 2020	164,890	$72.65 to $104.89	$3,140	146,386	146,386
Throughout 2021	218,166	$99.33 to $135.97	$5,584	215,765	215,765
Throughout 2022	380,478	$125.32 to $143.95	$12,972	380,478	—
				854,630	578,405

Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity Related to Restricted Share Units

A summary of activity related to restricted share units (“RSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	955,999
Granted	403,026
Forfeited	(13,835)
Vested and issued	(325,490)
Outstanding at March 31, 2023	1,019,700

A summary of activity related to RSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	861,695	$95.63
Granted	483,281	$121.26
Forfeited	(70,126)	$110.86
Vested and issued	(318,851)	$90.17
Outstanding at December 31, 2022	955,999	$109.29

Summary of Activity Related to Restricted Share Units

A summary of activity related to restricted share units (“RSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	955,999
Granted	403,026
Forfeited	(13,835)
Vested and issued	(325,490)
Outstanding at March 31, 2023	1,019,700

A summary of activity related to RSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	861,695	$95.63
Granted	483,281	$121.26
Forfeited	(70,126)	$110.86
Vested and issued	(318,851)	$90.17
Outstanding at December 31, 2022	955,999	$109.29

Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Performance-Based Restricted Share Units Activity and Related Information

A summary of activity related to performance-based restricted share units (“PSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	341,850
Granted	105,581
Vested and issued	(140,498)
Outstanding at March 31, 2023	306,933

A summary of activity related to PSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	392,043	$91.63
Granted	95,038	$117.94
Forfeited	(87,554)	$80.70
Vested and issued	(57,677)	$81.04
Outstanding at December 31, 2022	341,850	$103.53

Performance-Based Restricted Share Units Activity

A summary of the Company’s PSU activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of PSUs granted	$117.94	$96.99	$87.19
Total fair value of PSUs vested	$4,674	$10,954	$15,628

Summary of Performance-Based Restricted Share Units Activity and Related Information

A summary of activity related to performance-based restricted share units (“PSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	341,850
Granted	105,581
Vested and issued	(140,498)
Outstanding at March 31, 2023	306,933

A summary of activity related to PSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	392,043	$91.63
Granted	95,038	$117.94
Forfeited	(87,554)	$80.70
Vested and issued	(57,677)	$81.04
Outstanding at December 31, 2022	341,850	$103.53

Deferred Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity Related to Restricted Share Units

A summary of activity related to deferred share units (“DSUs”) during the three-month period ended March 31, 2023, is presented below:

Vested Shares
Outstanding at December 31, 2022	26,536
Granted	3,945
Outstanding at March 31, 2023	30,481

A summary of activity related to DSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Vested Shares	Value Per Share
Outstanding at December 31, 2021	24,442	$64.05
Granted	2,094	$121.00
Outstanding at December 31, 2022	26,536	$68.55

Restricted Stock Units Activity

A summary of the Company’s deferred share units (“DSUs”) activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of DSUs granted	$121.00	$99.80	$103.81
Total fair value of DSUs awarded	$253	$285	$272

Summary of Activity Related to Restricted Share Units

A summary of activity related to deferred share units (“DSUs”) during the three-month period ended March 31, 2023, is presented below:

Vested Shares
Outstanding at December 31, 2022	26,536
Granted	3,945
Outstanding at March 31, 2023	30,481

A summary of activity related to DSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Vested Shares	Value Per Share
Outstanding at December 31, 2021	24,442	$64.05
Granted	2,094	$121.00
Outstanding at December 31, 2022	26,536	$68.55

Progressive Waste Solutions Ltd.
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Activity and Related Information

Outstanding at December 31, 2022	43,570
Cash settled	—
Outstanding at March 31, 2023	43,570

Outstanding at December 31, 2021	45,869
Cash settled	(2,299)
Outstanding at December 31, 2022	43,570

Summary of Stock Option Activity and Related Information

Outstanding at December 31, 2022	43,570
Cash settled	—
Outstanding at March 31, 2023	43,570

Outstanding at December 31, 2021	45,869
Cash settled	(2,299)
Outstanding at December 31, 2022	43,570

Progressive Waste Solutions Ltd. | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity Related to Restricted Share Units

Outstanding at December 31, 2022	57,829
Cash settled	(5,803)
Outstanding at March 31, 2023	52,026

Outstanding at December 31, 2021	63,032
Cash settled	(5,203)
Outstanding at December 31, 2022	57,829

Summary of Activity Related to Restricted Share Units

Outstanding at December 31, 2022	57,829
Cash settled	(5,803)
Outstanding at March 31, 2023	52,026

Outstanding at December 31, 2021	63,032
Cash settled	(5,203)
Outstanding at December 31, 2022	57,829